Exploration and evaluation expenditure (Tables)	12 Months Ended
Dec. 31, 2024
Exploration And Evaluation Expenditure [Abstract]
Summary of exploration and evaluation expenditure	The charge for the year and the net amount of intangible assets capitalised during the year are as follows.

	2024 US$m	2023 US$m	2022 US$m
Expenditure in the year (inclusive of net cash proceeds of nil (2023: US$88 million; 2022: US$1 million) on disposal of undeveloped projects)(a)	(1,337)	(1,684)	(1,097)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(15)	(17)	(6)
Amount capitalised during the year	416	471	207
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects) per income statement	(936)	(1,230)	(896)
Comprising:
–Exploration and evaluation expenditures	(935)	(1,384)	(897)
–(Loss)/profit from disposal of interests in undeveloped projects(a)	(1)	154	1
(a)In 2023, net cash proceeds of US$88 million were received in relation to the sale of a 55% interest in the undeveloped La Granja project in Peru, for which we recognised a gain on disposal of US$154 million. This profit is recorded within underlying EBITDA as it represents recovery of past exploration and evaluation expenditures that were also included within underlying
EBITDA. Refer to note 5 for details of the transaction.